Natural and environmental resources (Details) $ in Millions	9 Months Ended
Sep. 30, 2022 COP ($)
Cost [member] | Oil and gas investments
Natural and environmental resources
Balance	$ 84,054,592
Additions/capitalizations	4,208,480
Abandonment cost update (Note 23)	0
Disposals	(759,178)
Write off exploratory assets and dry wells	0
Capitalized financial interests	75,504
Exchange differences capitalized	660
Effect of adopting new standards	0
Foreign currency translation	3,218,959
Reclassifications/transfers	1,080,686
Balance	76,229,481
Cost [member] | Assets retirement obligations
Natural and environmental resources
Balance	8,100,280
Additions/capitalizations	0
Abandonment cost update (Note 23)	(51,227)
Disposals	(107,815)
Write off exploratory assets and dry wells	0
Capitalized financial interests	0
Exchange differences capitalized	0
Effect of adopting new standards	0
Foreign currency translation	95,721
Reclassifications/transfers	(9,097)
Balance	8,172,698
Cost [member] | Exploration and evaluation
Natural and environmental resources
Balance	9,592,199
Additions/capitalizations	3,264,075
Abandonment cost update (Note 23)	0
Disposals	(4,505)
Write off exploratory assets and dry wells	(436,980)
Capitalized financial interests	62,317
Exchange differences capitalized	545
Effect of adopting new standards	48,173
Foreign currency translation	541,338
Reclassifications/transfers	(1,095,069)
Balance	7,212,305
Accumulated depreciation and impairment losses | Oil and gas investments
Natural and environmental resources
Balance	(55,862,786)
Amortization expense	(3,286,865)
Disposals	419,374
Foreign currency translation	(1,721,997)
Reclassifications/transfers	43,046
Balance	(51,316,344)
Accumulated depreciation and impairment losses | Assets retirement obligations
Natural and environmental resources
Balance	(4,767,125)
Amortization expense	(522,165)
Disposals	89,405
Foreign currency translation	(62,189)
Reclassifications/transfers	(41,502)
Balance	(4,230,674)
Accumulated depreciation and impairment losses | Exploration and evaluation
Natural and environmental resources
Balance	(151,862)
Amortization expense	0
Disposals	0
Foreign currency translation	0
Reclassifications/transfers	5,760
Balance	(157,622)
Natural and environmental resources
Natural and environmental resources
Balance	40,965,298
Balance	35,909,844
Natural and environmental resources | Oil and gas investments
Natural and environmental resources
Balance	28,191,806
Balance	24,913,137
Natural and environmental resources | Assets retirement obligations
Natural and environmental resources
Balance	3,333,155
Balance	3,942,024
Natural and environmental resources | Exploration and evaluation
Natural and environmental resources
Balance	9,440,337
Balance	7,054,683
Natural and environmental resources | Cost [member]
Natural and environmental resources
Balance	101,747,071
Additions/capitalizations	7,472,555
Abandonment cost update (Note 23)	(51,227)
Disposals	(871,498)
Write off exploratory assets and dry wells	(436,980)
Capitalized financial interests	137,821
Exchange differences capitalized	1,205
Effect of adopting new standards	48,173
Foreign currency translation	3,856,018
Reclassifications/transfers	(23,480)
Balance	91,614,484
Natural and environmental resources | Accumulated depreciation and impairment losses
Natural and environmental resources
Balance	(60,781,773)
Amortization expense	(3,809,030)
Disposals	508,779
Foreign currency translation	(1,784,186)
Reclassifications/transfers	7,304
Balance	$ (55,704,640)